Schedule of short term borrowings (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Total	$ 9,093	$ 9,021
Beijing Zhongguancun Bank Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	5,839	5,658
Bank of Beijing Limited Hepingli Branch [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	725	843
China Limited Beijing Jiulongshan Branch [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	681	702
Bank of China Limited Beijing Communication Technology Development Zone Branch [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	870	702
Industrial and Commercial Bank of China Limited Beijing Changan Branch [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	725	702
China CITIC Bank Co Ltd Beijing Branch [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	219	380
Zhengzhou East Branch of China Construction Bank Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 34	$ 34